Loss on Disposal of Assets (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss on disposal of assets	$ 0	$ 137,042	$ 317,787	$ 3,656,707	$ 2,447,985	$ 0
Other assets [Member]
Loss on disposal of assets					385,812	0
Non-THC business [Member]
Loss on disposal of assets					2,070,689	0
Sale of licenses [Member]
Loss on disposal of assets					$ (8,516)	$ 0